Leases - Schedule of Weighted average remaining lease terms and discount rates (Detail) - ColdQuanta Inc dba Infleqtion [Member]	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Leases [Line Items]
Weighted-average remaining lease term (in years):	5 years 9 months 14 days	5 years 10 months 6 days	5 years 11 months 8 days	6 years 10 months 17 days
Weighted-average discount rate:	8.37%	8.47%	8.40%	8.57%